STATEMENT OF CASH FLOWS, SUPPLEMENTAL DISCLOSURES - USD ($)	6 Months Ended
	Jan. 31, 2017	Jan. 31, 2016
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
Interest paid	$ 0	$ 0
Income taxes paid	$ 0	$ 0